Shareholder Report, Holdings (Details) - C000237396 [Member]	Oct. 31, 2025
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%